UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-00043

DWS Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  9/30

Date of reporting period: 6/30/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2010 (Unaudited)

DWS Capital Growth Fund

	Shares	Value ($)

Common Stocks 98.1%
Consumer Discretionary 13.2%
Auto Components 0.5%
BorgWarner, Inc.* (a)	236,500	8,830,910
Hotels Restaurants & Leisure 3.0%
Darden Restaurants, Inc. (a)	430,800	16,736,580
Marriott International, Inc. "A" (a)	648,612	19,419,443
McDonald's Corp. (a)	196,500	12,943,455

		49,099,478
Media 1.8%
Scripps Networks Interactive "A"	733,000	29,569,220
Multiline Retail 2.6%
Dollar General Corp.* (a)	379,200	10,446,960
Kohl's Corp.* (a)	361,900	17,190,250
Nordstrom, Inc.	504,100	16,226,979

		43,864,189
Specialty Retail 2.9%
Limited Brands, Inc.	1,354,700	29,898,229
TJX Companies, Inc. (a)	438,400	18,390,880

		48,289,109
Textiles, Apparel & Luxury Goods 2.4%
NIKE, Inc. "B" (a)	594,300	40,144,965
Consumer Staples 7.5%
Beverages 1.3%
PepsiCo., Inc. (a)	347,900	21,204,505
Food & Staples Retailing 2.4%
Sysco Corp. (a)	742,800	21,221,796
Wal-Mart Stores, Inc. (a)	374,200	17,987,794

		39,209,590
Household Products 2.7%
Church & Dwight Co., Inc. (a)	208,500	13,075,035
Colgate-Palmolive Co. (a)	247,500	19,493,100
Energizer Holdings, Inc.* (a)	259,700	13,057,716

		45,625,851
Personal Products 1.1%
Alberto-Culver Co. (a)	695,700	18,846,513
Energy 6.8%
Energy Equipment & Services 1.5%
Schlumberger Ltd. (a)	451,600	24,991,544
Oil, Gas & Consumable Fuels 5.3%
Alpha Natural Resources, Inc.*	652,600	22,103,562
Anadarko Petroleum Corp.	340,900	12,303,081
ExxonMobil Corp.	578,100	32,992,167
Occidental Petroleum Corp.	261,400	20,167,010

		87,565,820
Financials 4.9%
Capital Markets 3.0%
Charles Schwab Corp. (a)	1,007,300	14,283,514
Morgan Stanley	638,500	14,819,585
T. Rowe Price Group, Inc. (a)	482,200	21,404,858

		50,507,957
Diversified Financial Services 1.4%
IntercontinentalExchange, Inc.* (a)	114,800	12,975,844
JPMorgan Chase & Co.	301,400	11,034,254

		24,010,098
Insurance 0.5%
MetLife, Inc.	209,200	7,899,392
Health Care 14.3%
Biotechnology 5.8%
Amgen, Inc.*	495,400	26,058,040
Celgene Corp.*	922,900	46,901,778
Gilead Sciences, Inc.*	682,800	23,406,384

		96,366,202
Health Care Equipment & Supplies 4.4%
Covidien PLC	554,300	22,271,774
Edwards Lifesciences Corp.* (a)	548,800	30,743,776
Zimmer Holdings, Inc.*	379,100	20,490,355

		73,505,905
Health Care Providers & Services 3.6%
Express Scripts, Inc.* (a)	846,100	39,783,622
McKesson Corp.	295,800	19,865,928

		59,649,550
Pharmaceuticals 0.5%
Abbott Laboratories	202,100	9,454,238
Industrials 12.7%
Aerospace & Defense 4.3%
Rockwell Collins, Inc. (a)	464,100	24,657,633
TransDigm Group, Inc.	313,100	15,977,493
United Technologies Corp.	480,800	31,208,728

		71,843,854
Commercial Services & Supplies 1.1%
Stericycle, Inc.* (a)	270,700	17,752,506
Electrical Equipment 3.8%
AMETEK, Inc. (a)	877,700	35,239,655
Roper Industries, Inc. (a)	517,900	28,981,684

		64,221,339
Machinery 1.9%
Navistar International Corp.*	247,500	12,177,000
Parker Hannifin Corp.	353,900	19,627,294

		31,804,294
Road & Rail 1.6%
Norfolk Southern Corp.	488,900	25,936,145
Information Technology 33.4%
Communications Equipment 6.6%
Cisco Systems, Inc.*	3,108,250	66,236,808
QUALCOMM, Inc.	1,326,900	43,575,396

		109,812,204
Computers & Peripherals 9.6%
Apple, Inc.*	369,900	93,040,947
EMC Corp.* (a)	1,851,500	33,882,450
Hewlett-Packard Co.	773,800	33,490,064

		160,413,461
Internet Software & Services 2.5%
Akamai Technologies, Inc.*	197,200	8,000,404
Google, Inc. "A"*	77,300	34,394,635

		42,395,039
IT Services 2.5%
Accenture PLC "A"	332,900	12,866,585
International Business Machines Corp.	174,300	21,522,564
Visa, Inc. "A" (a)	108,800	7,697,600

		42,086,749
Semiconductors & Semiconductor Equipment 4.6%
Broadcom Corp. "A" (a)	1,388,450	45,777,196
Intel Corp.	1,571,190	30,559,646

		76,336,842
Software 7.6%
Check Point Software Technologies Ltd.* (a)	431,700	12,726,516
Concur Technologies, Inc.* (a)	437,100	18,655,428
Microsoft Corp.	1,891,580	43,525,256
Oracle Corp.	1,966,800	42,207,528
Solera Holdings, Inc. (a)	256,600	9,288,920

		126,403,648
Materials 4.1%
Chemicals 1.7%
Celanese Corp. "A"	390,400	9,724,864
The Mosaic Co.	458,600	17,876,228

		27,601,092
Containers & Packaging 0.8%
Owens-Illinois, Inc.*	529,200	13,997,340
Metals & Mining 1.6%
Freeport-McMoRan Copper & Gold, Inc. (a)	336,600	19,903,158
Steel Dynamics, Inc. (a)	463,700	6,116,203

		26,019,361
Telecommunication Services 1.2%
Wireless Telecommunication Services
American Tower Corp. "A"* (a)	455,200	20,256,400

Total Common Stocks (Cost $1,339,257,111)		1,635,515,310
Securities Lending Collateral 32.1%
Daily Assets Fund Institutional, 0.27% (b) (c) (Cost $534,594,787)	534,594,787	534,594,787
Cash Equivalents 2.7%
Central Cash Management Fund, 0.21% (b) (Cost $45,363,603)	45,363,603	45,363,603

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,919,215,501) †	132.9	2,215,473,700
Other Assets and Liabilities, Net	(32.9)	(548,147,085)

Net Assets	100.0	1,667,326,615

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $1,921,140,849.  At June 30, 2010, net unrealized appreciation for all securities based on tax cost was $294,332,851.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $364,249,351 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $69,916,500.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2010 amounted to $518,880,709 which is 31.1% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(d)	$1,635,515,310	$—	$—	$1,635,515,310
Short-Term Investments(d)	579,958,390	—	—	579,958,390
Total	$2,215,473,700	$—	$—	$2,215,473,700

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended June 30, 2010.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Capital Growth Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 20, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 20, 2010